SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - Ensysce Biosciences, Inc [Member] - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Assets and liabilities at fair value	$ 670,262	$ 2,646,347
Fair Value, Inputs, Level 1 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets and liabilities at fair value
Fair Value, Inputs, Level 2 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets and liabilities at fair value
Fair Value, Inputs, Level 3 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets and liabilities at fair value	670,262	2,646,347
Put Option [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets and liabilities at fair value	670,262	2,646,347
Put Option [Member] | Fair Value, Inputs, Level 1 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets and liabilities at fair value
Put Option [Member] | Fair Value, Inputs, Level 2 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets and liabilities at fair value
Put Option [Member] | Fair Value, Inputs, Level 3 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Assets and liabilities at fair value	$ 670,262	$ 2,646,347